Finance Expense (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Expense [Abstract]
Summary of Finance Expense

Finance expense are as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Interest on debts and borrowings	3,363	4,286	5,333
Financial discounts and other expenses	102	102	37
Interest on lease liabilities	573	585	624
Financial component IAS 19	118	28	125
Foreign currency exchange losses	19,136	10,172	12,033
Derivatives devaluation	5,966	3,211	2,471
Other fair value adjustments	582	424	1,225
Total finance expense	29,840	18,808	21,848